Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Consolidated Statements Of Operations
Revenues, net	$ 572,678	$ 849,436	$ 3,459,511	$ 2,965,404	$ 4,439,324	$ 4,100,560
Cost of goods sold	398,281	594,888	2,528,680	2,107,834	3,226,365	2,832,798
Gross profit	174,397	254,549	930,831	857,570	1,212,959	1,267,762
Operating expenses:
Selling, general and administrative expenses	634,705	797,196	5,371,662	2,849,789	2,545,906	3,986,314
Loss from operations	(460,308)	(542,647)	(4,440,832)	(1,992,219)	(1,241,947)	(2,718,552)
Non-operating income (expense):
Other income	19,949		25,050	14,206	18,942	(8,595)
Interest expense	(105,088)	(97,107)	(846,568)	(303,484)	(2,077,900)	(352,300)
Warrant Expense					(15,150)	(25,250)
Change in fair value of derivative liabilities	(510,314)	3,680,532	(4,171,733)	(1,384,423)	(525,394)	(437,000)
Change in fair value of warrant liability	(24,712)		1,208
Loss on debt conversion		(250,640)	8,763	(250,640)
Stock Based Compensation					(1,038,270)
Realized Loss on Notes Converted						(1,172,000)
Loss on debt settlement	(40,081)		(295,963)	(250,460)	(44,607)
Amortization of debt discount	(298,992)		(358,589)		(1,010,329)
Loss on debt forgiveness			16,649
Bad Debt					(129,418)
Loss on Impairment					(65,625)
Loss on asset disposal	9,391		9,391		(166,693)
Other expense		(1,265)		(362,254)
Total non-operating income (expense)	(949,848)	3,331,520	(5,611,756)	(2,286,595)	(5,054,444)	(1,995,145)
Net income (loss)	$ (1,410,156)	$ 2,788,872	$ (10,052,588)	$ (4,278,813)	$ (6,296,390)	$ (4,713,697)
Weighted average shares basic and diluted	519,631,764	244,395,774	434,601,096	237,925,753	242,058,522	202,675,344
Weighted average basic and diluted loss per common share	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.02)
Basic net income (loss) per share					$ (0.03)	$ (0.02)
Diluted net income (loss) per share					$ (0.03)	$ (0.02)
Basic weighted average common shares outstanding	519,631,764	244,395,774	434,601,096	237,925,753	242,058,522	202,675,344